Class K [Member] Investment Objectives and Goals - Class K - BlackRock Advantage Emerging Markets Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage Emerging Markets Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.